Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Note 3. Basis of Presentation

The condensed consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of only normal recurring accruals, necessary for a fair statement of financial position, results of operations, and cash flows. The information included in this Quarterly Report on Form 10-Q should be read in conjunction with the consolidated financial statements and the accompanying notes included in our Annual Report on Form 10- K for the year ended December 31, 2021.

The accounting policies are described in the “Notes to the Consolidated Financial Statements” in the 2021 Annual Report on Form 10-K and updated, as necessary, in this Form 10-Q. The year-end balance sheet data presented for comparative purposes was derived from audited consolidated financial statements but does not include all disclosures required by accounting principles generally accepted in the United States. The results of operations for the three and six months ended June 30, 2022 are not necessarily indicative of the operating results for the full year or for any other subsequent interim period.

Reclassifications

Certain reclassifications were made to the prior condensed consolidated financial statements to conform to the current period presentation. There was no change to the previously reported net loss.

Risks Related to COVID-19 Pandemic

The COVID-19 pandemic is affecting the United States and global economies and may affect the Company’s operations and those of third parties on which the Company relies. While the potential economic impact brought by, and the duration of, the COVID-19 pandemic are difficult to assess or predict, the impact of the COVID-19 pandemic could negatively impact the Company’s short-term and long-term liquidity. The ultimate impact of the COVID-19 pandemic is highly uncertain and the Company does not yet know the full extent of potential impacts on its business, finances or the global economy as a whole. However, these effects could have a material impact on the Company’s liquidity, capital resources and operations.

Accounting Policies

Use of Estimates: The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from the estimates.

Principles of Consolidation: The condensed consolidated financial statements include the accounts of QHSLab, Inc. and its wholly owned subsidiaries USAQ Corporation, Inc., and Medical Practice Income, Inc. All significant inter-company balances and transactions have been eliminated.

Cash and Cash Equivalents: For financial statement presentation purposes, the Company considers those short-term, highly liquid investments with original maturities of three months or less to be cash or cash equivalents.

Accounts Receivable: The Company extends unsecured credit to its customers on a regular basis. Management monitors the payments on outstanding balances and adjusts the reserve for uncollectible balances as necessary based on experience.

Inventories: Inventories are stated at the lower of cost or estimated net realizable value, on a first-in, first-out, or FIFO, basis. The Company uses actual costs to determine its cost basis for inventories. Inventories consist of only finished goods.

Capitalized Software Development Costs: Software development costs for internal-use software are accounted for in accordance with Accounting Standards Codification (“ASC”) 350-40, Internal-Use Software. Development costs that are incurred during the application development stage begin to be capitalized when two criteria are met: (i) the preliminary project stage is completed and (ii) it is probable that the software will be completed and used for its intended function. Capitalization ceases once the software is substantially complete and ready for its intended use. Costs incurred during the preliminary project stage of software development and post-implementation operating stages are expensed as incurred. Amortization is calculated on a straight-line basis over three years which is the remaining economic life of the software and is included in the Cost of revenue on the condensed consolidated statements of operations.

The estimated useful lives of software are reviewed at least annually and will be tested for impairment whenever events or changes in circumstances occur that could impact the recoverability of the assets.

Capitalized software development costs for internal-use software net of amortization expense totaled $204,775 as of June 30, 2022 and $186,271 as of December 31, 2021. The Company completed testing of its internally-developed software application (“QHSLab platform”) at the end of the first quarter of 2022 and began to amortize the capitalized expenses on a straight-line basis over the useful life of the software. During the six-month periods ended June 30, 2022 and 2021 there was $18,615 and $0 of amortization recognized, respectively. There were no impairments recognized during the three and six-month periods ended June 30, 2022.

Intangible Assets: Intangible assets represent the value the Company paid to acquire assets including a trademark, patent and web domain on June 23, 2021. The allocation of the purchase price to each of these assets was determined based on ASC 805-50-30, Business Combination, Related Issues, Initial Measurement. These assets are accounted for in accordance with ASC 350-30, Intangibles, General Intangibles Other Than Goodwill. The cost of the assets is amortized over the remaining useful life of the assets as follows:

U.S. Method Patent	13.4 years

Web Domain	Indefinite life

Trademark	Indefinite life

The estimated useful lives and carrying value of the assets are reviewed at least annually or whenever events or circumstances may result in an impact to the value of the assets.

Convertible Notes Payable: The Company accounts for convertible notes deemed conventional and conversion options embedded in non-conventional convertible notes which qualify as equity under ASC 815, Derivatives and Hedging, in accordance with the provisions of ASC 470-20, Debt with Conversion and Other Options, which provides guidance on accounting for convertible securities with beneficial conversion features. ASC 470-20 addresses classification determination for specific obligations, such as short-term obligations expected to be refinanced on a long-term basis, due-on-demand loan arrangements, callable debt, sales of future revenue, increasing rate debt, debt that includes covenants, revolving credit agreements subject to lock-box arrangements and subjective acceleration clauses. Accordingly, the Company records, as a discount to convertible notes, the intrinsic value of such conversion options based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt.

Revenue Recognition: Pursuant to ASC Topic 606, Revenue from Contracts with Customers, or ASC 606, the Company recognizes revenue upon transfer of control of goods, in an amount that reflects the consideration that is expected to be received in exchange for those goods. The Company does not allow for the return of products and therefore does not establish an allowance for returns.

To determine the revenue to be recognized for transactions that the Company determines are within the scope of ASC 606, the Company follows the established five-step framework as follows:

(i)	identify the contract(s) with a customer;
(ii)	identify the performance obligations in the contract(s);
(iii)	determine the transaction price;
(iv)	allocate the transaction price to the performance obligations in the contract(s); and
(v)	recognize revenue when (or as) the Company satisfies a performance obligation.

The Company sells allergy diagnostic-related products and immunotherapy treatments to physicians. Revenue is recognized once the Company satisfies its performance obligation which occurs at the point in time when title and possession of products have transitioned to the customer, typically upon delivery of the products. During the quarter ended June 30, 2022, the Company began entering into SaaS subscription agreements to provide physicians with access to the Company’s proprietary internally-developed QHSLab platform software that provides clinical decision support and patient monitoring. Subscriptions are generally invoiced at the beginning of each subscription period and revenue is recognized ratably over the subscription period with unearned revenue being recorded as Deferred revenue within Other current liabilities on the Company’s condensed consolidated balance sheets.

The Company includes shipping and handling fees billed to customers in revenue.

There are several practical expedients and exemptions allowed under ASC 606 that impact timing of revenue recognition and disclosures. The Company elected to treat similar contracts as a portfolio of contracts, as allowed under ASC 606. The contracts that fall within the portfolio have the same terms and management has the expectation that the result will not be materially different from the consideration of each individual contract.

Research and Development: Research and development expense is primarily related to developing and improving methods related to the Company’s SaaS platform. Research and development expenses are expensed when incurred. For the six months ended June 30, 2022 and 2021, there were $87,593 and $43,292 of research and development expenses incurred, respectively.

Stock-based Compensation: The Company applies the fair value method of ASC 718, Share Based Payment, in accounting for its stock-based compensation. The standard states that compensation cost is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. The Company values stock-based compensation at the market price for the Company’s common stock and other pertinent factors at the grant date.

Earnings Per Common Share: Basic net loss per share is computed using the weighted average number of common shares outstanding during the period. Diluted net loss per common share is computed using the weighted average number of common and dilutive equivalent shares outstanding during the period. Dilutive common equivalent shares consist of options and warrants to purchase common stock (only if those options and warrants are exercisable and at prices below the average share price for the period) and shares issuable upon the conversion of issued and outstanding preferred stock. Due to the net losses reported, dilutive common equivalent shares were excluded from the computation of diluted loss per share, as inclusion would be anti-dilutive for the periods presented. There were no common equivalent shares required to be added to the basic weighted average shares outstanding to arrive at diluted weighted average shares outstanding as of June 30, 2022 or 2021.

Income Taxes: The Company accounts for income taxes in accordance with ASC 740, Accounting for Income Taxes, which requires recognition of estimated income taxes payable or refundable on income tax returns for the current year and for the estimated future tax effect attributable to temporary differences and carry-forwards. Measurement of deferred income tax is based on enacted tax laws including tax rates, with the measurement of deferred income tax assets being reduced by available tax benefits not expected to be realized.

The Company has net operating losses of $2,988,584 which begin to expire in 2027. Future utilization of currently generated federal and state NOL and tax credit carry forwards may be subject to a substantial annual limitation due to the ownership change limitations. The annual limitation may result in the expiration of NOL and tax credit carry-forwards before full utilization.

Recently Issued Accounting Standards

In August 2020, the Financial Accounts Standards Board (“FASB”) issued Accounting Standards Updates (“ASU”) 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40), or ASU 2020-06. The updated guidance is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in U.S. GAAP. Consequently, more convertible debt instruments will be reported as single liability instruments with no separate accounting for embedded conversion features. The ASU 2020-06 also removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for the exception. In addition, ASU 2020-06 also simplifies the diluted net income per share calculation in certain areas. The Company adopted the provisions of ASU 2020-06 using a modified retrospective approach, which resulted in no cumulative effect adjustment to stockholders’ deficit as of January 1, 2021.

This Quarterly Report on Form 10-Q does not discuss recent pronouncements that are not anticipated to have a current and/or future impact on or are unrelated to the Company’s financial condition, results of operations, cash flows or disclosures.

Note 3. Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). In the opinion of management, the accompanying audited consolidated financial statements include all adjustments, consisting of only normal recurring accruals, necessary for a fair statement of financial position, results of operations, and cash flows.

Reclassifications

Certain reclassifications were made to the prior consolidated financial statements to conform to the current period presentation. There was no change to the previously reported net loss.

Risks Related to COVID-19 Pandemic

The COVID-19 pandemic is affecting the United States and global economies and may affect the Company’s operations and those of third parties on which the Company relies. While the potential economic impact brought by, and the duration of, the COVID-19 pandemic is difficult to assess or predict, the impact of the COVID-19 pandemic could negatively impact the Company’s liquidity, capital resources and operations. The ultimate impact of the COVID-19 pandemic is highly uncertain and the Company does not yet know the full extent of potential impacts on its business, financing or global economy as a whole.

Accounting Policies

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from the estimates.

Principles of Consolidation: The consolidated financial statements include the accounts of USA Equities Corp and its wholly owned subsidiaries USAQ Corporation, Inc., and Medical Practice Income, Inc. All significant inter-company balances and transactions have been eliminated.

Cash and Cash Equivalents: For financial statement presentation purposes, the Company considers those short-term, highly liquid investments with original maturities of three months or less to be cash or cash equivalents.

Accounts Receivable: The Company extends unsecured credit to its customers on a regular basis. Management monitors the payments on outstanding balances and will establish a reserve for uncollectible balances as necessary based on experience. As of December 31, 2021 and 2020 there was no established reserve for uncollectible balances.

Inventories: Inventories are stated at the lower of cost or estimated net realizable value, on a first-in, first-out, or FIFO, basis. The Company uses actual costs to determine our cost basis for inventories. Inventories consist of only finished goods. Provisions for excess and obsolete inventory are based on the Company’s estimates of forecasted sales, expiration dates and assumptions about obsolescence. As of December 31, 2021 and 2020 there was no established provisions for excess and obsolete inventory.

Capitalized Software Development Costs: Software development costs for internal-use software are accounted for in accordance with Accounting Standards Codification (“ASC”) 350-40, Intangibles, Internal-Use Software. Development costs that are incurred during the application development stage begin to be capitalized when two criteria are met: (i) the preliminary project stage is completed and (ii) it is probable that the software will be completed and used for its intended function. Capitalization ceases once the software is substantially complete and ready for its intended use. Costs incurred during the preliminary project stage of software development and post-implementation operating stages are expensed as incurred. Amortization is calculated on a straight-line basis over the remaining economic life of the software (typically three to five years) and will be included in operating expenses on the consolidated statements of operations once amortization begins.

The estimated useful lives of software are reviewed at least annually and will be tested for impairment whenever events or changes in circumstances occur that could impact the recoverability of the assets.

Capitalized software development costs for internal-use software totaled $186,271 as of December 31, 2021 and $31,700 as of December 31, 2020. The software application is still in development with costs continuing to be capitalized and no amortization expense being recognized during the years ended December 31, 2021 and December 31, 2020. There were no impairments recognized during the years ended December 31, 2021 and December 31, 2020.

Intangible Assets: Intangible assets represent the value the Company paid to acquire assets including a trademark, patent and web domain on June 23, 2021. The provisional allocation of the purchase price to each of these assets was determined based on ASC 805-50-30, Business Combination, Related Issues, Initial Measurement. These assets are accounted for in accordance with ASC 350-30, Intangibles, General Intangibles Other Than Goodwill. The cost of the assets is amortized over the remaining useful life of the assets as follows:

U.S. Method Patent	13.4 years

Web Domain	Indefinite life

Trademark	Indefinite life

The estimated useful lives and carrying value of the assets are reviewed at least annually or whenever events or circumstances may result in an impact to the value of the assets.

Convertible Notes Payable: The Company accounts for convertible notes deemed conventional and conversion options embedded in non-conventional convertible notes which qualify as equity under ASC 815, Derivatives and Hedging, in accordance with the provisions of ASC 470-20, Debt with Conversion and Other Options, which provides guidance on accounting for convertible securities with beneficial conversion features. ASC 470-10 addresses classification determination for specific obligations, such as short-term obligations expected to be refinanced on a long-term basis, due-on-demand loan arrangements, callable debt, sales of future revenue, increasing rate debt, debt that includes covenants, revolving credit agreements subject to lock-box arrangements and subjective acceleration clauses. Accordingly, the Company records, as a discount to convertible notes, the intrinsic value of such conversion options based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt.

Revenue Recognition: Pursuant to ASC Topic 606, Revenue from Contracts with Customers, or ASC 606, the Company recognizes revenue upon transfer of control of goods, in an amount that reflects the consideration that is expected to be received in exchange for those goods. The Company does not allow for the return of products and therefore does not establish an allowance for returns.

To determine the revenue to be recognized for transactions that the Company determines are within the scope of ASC 606, the Company follows the established five-step framework as follows:

(i)	identify the contract(s) with a customer;
(ii)	identify the performance obligations in the contract(s);
(iii)	determine the transaction price;
(iv)	allocate the transaction price to the performance obligations in the contract(s); and
(v)	recognize revenue when (or as) the Company satisfies a performance obligation.

The Company sells allergy diagnostic-related products and immunotherapy treatments to physicians. Revenue is recognized once the Company satisfies its performance obligation which occurs at the point in time when title and possession of products have transitioned to the customer, typically upon delivery of the products.

The Company includes shipping and handling fees billed to customers in revenue.

There are several practical expedients and exemptions allowed under ASC 606 that impact timing of revenue recognition and disclosures. The Company elected to treat similar contracts as a portfolio of contracts, as allowed under ASC 606. The contracts that fall within the portfolio have the same terms and management has the expectation that the result will not be materially different from the consideration of each individual contract.

Research and Development: Research and development expense is primarily related to developing and improving methods related to the Company’s Software as a Service (SaaS) platform. Research and development expenses are expensed when incurred. For the years ended December 31, 2021 and 2020, there were $90,874 and $98,290 of research and development expenses incurred, respectively.

Stock-based Compensation: The Company applies the fair value of method of ASC 718, Share Based Payment, in accounting for its stock-based compensation. The standard states that compensation cost is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. The Company values stock-based compensation at the market price for the Company’s common stock and other pertinent factors at the grant date.

Earnings Per Common Share: Basic net loss per share is computed using the weighted average number of common shares outstanding during the period. Diluted net loss per common share is computed using the weighted average number of common and dilutive equivalent shares outstanding during the period. Dilutive common equivalent shares consist of options and warrants to purchase common stock (only if those options and warrants are exercisable and at prices below the average share price for the period) and shares issuable upon the conversion of issued and outstanding preferred stock. Due to the net losses reported, dilutive common equivalent shares were excluded from the computation of diluted loss per share, as inclusion would be anti-dilutive for the periods presented. There were no common equivalent shares required to be added to the basic weighted average shares outstanding to arrive at diluted weighted average shares outstanding as of December 31, 2021 or 2020.

Income Taxes: The Company accounts for income taxes in accordance with ASC 740, Income Taxes, which requires recognition of estimated income taxes payable or refundable on income tax returns for the current year and for the estimated future tax effect attributable to temporary differences and carry-forwards. Measurement of deferred income tax is based on enacted tax laws including tax rates, with the measurement of deferred income tax assets being reduced by available tax benefits not expected to be realized.

The Company has net operating losses of $2,518,895 which begin to expire in 2027. Future utilization of currently generated federal and state NOL and tax credit carry forwards may be subject to a substantial annual limitation due to the ownership change limitations. The annual limitation may result in the expiration of NOL and tax credit carry-forwards before full utilization.

Recently Issued Accounting Standards

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU’) 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40), or ASU 2020-06. The updated guidance is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in U.S. GAAP. Consequently, more convertible debt instruments will be reported as single liability instruments with no separate accounting for embedded conversion features. ASU 2020-06 also removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for the exception. In addition, ASU 2020-06 also simplifies the diluted net income per share calculation in certain areas. The Company adopted the provisions of ASU 2020-06 using a modified retrospective approach, which resulted in no cumulative effect adjustment to stockholders’ deficit as of January 1, 2021.